Financial income and expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized cost	SFr 912	SFr 1,088	SFr 2,015	SFr 1,955
Net foreign exchange gain			3,432	0
Total	SFr 912	SFr 1,088	SFr 5,447	SFr 1,955